Long-term debt	12 Months Ended
Mar. 26, 2016
Debt Disclosure [Abstract]
Long-term debt
8.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 26, 2016	March 28, 2015
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility. The loan bears interest at an annual rate of LIBOR plus 9.75% on $28 million of debt and LIBOR plus 7.25% on $5 million of debt. The term of the loan expires in August 2018	$33,000	$33,000
Senior secured term loan that is subordinated in lien priority to the Company’s senior secured revolving credit facility. The loan bore interest at an annual rate of LIBOR plus 9.75%. The loan was repaid in May 2016	1,250	—
Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. The term loan is being amortized using an implicit annual interest rate of 10.74% over the term of the lease of 20 years with a balloon payment related to the land component and is repayable in monthly installments of approximately $139,063 (CAD$184,537). The balance at March 26, 2016 and March 28, 2015 was CAD$12.1 million and CAD$12.8 million, respectively (f)	9,141	10,211
Term loan from Investissement Quebec, bearing interest at an annual rate of prime plus 7.0%, repayable beginning in October 2014 in 60 equal monthly principal payments of $62,798 (CAD$83,333), secured by the assets of the Company. The balance at March 26, 2016 and March 28, 2015 was CAD$3.7 million and CAD$4.6 million, respectively (b)	2,826	3,643
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $156,995 (CAD$208,333), secured by the assets of the Company. The balance at March 26, 2016 and March 28, 2015 was CAD$3.1 million and CAD$4.4 million, respectively (b)	2,355	3,478
Term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 10%, repayable beginning in August 2015 in 48 equal monthly principal payment of $31,399 (CAD$41,667), secured by the assets of the Company. The balance at March 26, 2016 and March 28, 2015 was CAD$1.8 million and 2.0 million respectively (b)	1,383	1,590
Obligations under capital leases, at annual interest rates between 5.8% and 14.9%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to March 2021	1,719	3,362
Cash advance provided by the Company’s controlling shareholder, Montrovest, bearing interest at an annual rate of 11%, net of withholding taxes (note 16(c))	1,500	1,500

	53,174	56,784
Current portion of long-term debt	5,670	4,745

	$47,504	$52,039

(b)	The Company must comply with certain financial covenants associated with its terms loans with Investissement Québec. On each of June 26, 2015 and March 7, 2016, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the adjusted long-term debt to adjusted net assets ratio for fiscal 2016 and fiscal 2017, respectively. The Company was in compliance with the other financial covenant as at March 26, 2016.

(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2017	$2,967
2018	2,180
2019	1,698
2020	1,680
2021	6,171
Thereafter	—

14,696
Less imputed interest	3,836

$10,860

(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2017	$5,670
2018	3,580
2019	35,049
2020	1,637
2021	5,738
Thereafter	1,500

$53,174

(e)	As of March 26, 2016 and March 28, 2015, the Company had $1.0 million and $1.0 million, respectively, of outstanding letters of credit which were provided to certain lenders.

(f)	In December 2000, the Company entered into a capital lease agreement for the Company’s Montreal head office and store pursuant to which the Company leases the building, including the Montreal flagship store, for a term of 20 years ending December 11, 2020. The net annual rental rate was CAD$2.0 million (approximately $1.5 million U.S. dollars) for the period that ended on December 11, 2015, and increases on a compounded basis by 10% on each third annual anniversary date thereafter (except for the last two years when no increase will take place). The current net annual rental rate is CAD$2.2 million (approximately $ 1.7 million U.S. dollars). The lease is an absolute triple net lease to the landlord, and the Company is responsible for any and all additional expenses, including, without limitation, taxes and structural expenses. Subject to specific term and conditions, the Company has four options to renew and extend the term of the lease for four further terms of five years each, except for the last option which is five years less eleven days, terminating on November 30, 2040. Subject to specific terms and conditions, the Company also has two options to purchase the premises, which may be exercised no later than six months prior to the end of the fifteenth year of the term of the lease and the end of the twentieth year of the term of the lease, respectively. The Company did not exercise its first option to purchase the premise which expired on June 11, 2015.